Income Taxes - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense (benefit):
Federal
State					63	18
Foreign					68
Current income tax expense (benefit), Total					131	18
Deferred income tax expense (benefit):
Federal					16	(294)
State					6	12
Foreign					(278)
Deferred income tax expense (benefit), Total					(256)	(282)
Valuation allowance						364
Total income tax expense (benefit)	$ (109)	$ 64	$ (466)	$ 132	$ (125)	$ 100